New Standards and Interpretations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
New Standards and Interpretations
4.	NEW STANDARDS AND INTERPRETATIONS
The amendments to standards issued but not yet effective as of the date of issue of these consolidated financial statements are described below. The Company intends to adopt these amendments, if applicable, when they become effective.
The changes are effective for annual financial statement periods beginning on or after January 1,
2024.

•	Classification of liabilities as current or non-current (amendments to IAS 1)

•	Supplier financing agreements (amendments to IAS 7 and IFRS 7)

•	Sale and leaseback transactions (amendments to IFRS 16)

•	Lack of exchangeability (amendments to IAS 21)
The
Company does not expect material impacts in the consolidated financial statements due to the adoption of these amendments.